Specific Risks (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)
Specific Risks [Line Items]
Cash deposited	¥ 3,146,071	¥ 10,522,943		$ 449,766
Insured amount	718,960				$ 800,000
Allowance for credit losses (in Yuan Renminbi)		¥ 89,688
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Specific Risks [Line Items]
Concentration risk percentage	13.00%	13.00%	12.00%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Specific Risks [Line Items]
Concentration risk percentage	11.00%	15.00%
Supplier Concentration Risk [Member] | Supplier A [Member] | Purchase [Member]
Specific Risks [Line Items]
Concentration risk percentage	97.00%	87.00%	74.00%
Supplier Concentration Risk [Member] | Supplier A [Member] | Accounts Payable [Member]
Specific Risks [Line Items]
Concentration risk percentage		84.00%
Supplier Concentration Risk [Member] | Supplier B [Member] | Purchase [Member]
Specific Risks [Line Items]
Concentration risk percentage	1.00%	11.00%	23.00%
Supplier Concentration Risk [Member] | Supplier B [Member] | Accounts Payable [Member]
Specific Risks [Line Items]
Concentration risk percentage